Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2021		January 31 2021		October 31 2020
Cash and non-interest-bearing deposits with financial institutions	$7,940		$9,443		$11,123
Interest-bearing deposits with financial institutions	44,077		80,048		65,337
Total	$52,017	(1)	$89,491	(1)	$76,460	(1)
(1)	Net of allowances of $2 (January 31, 2021 – $1; October 31, 2020 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,990 million (January 31, 2021 – $6,411 million; October 31, 2020 – $7,121 million) and are included above.